Schedule of Cash Flow, Supplemental Disclosures (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1	$ 203,685
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 2	11,053
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 3	$ 5,270